[GRAPHIC] 800.355.4570               [LOGO]FIRST SECURITY BENEFIT LIFE INSURANCE
                                           AND ANNUITY COMPANY OF NEW YORK

May 3, 2010



Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj: T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
         File Nos.:  33-83240 and 811-8726


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 17 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 20 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 30, 2010.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

/s/ AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York


       800 Westchester Avenue o Suite 641 N. o Rye Brook, New York 10573